Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of intangible asset estimated useful life	The intangible asset is amortized using the straight-line approach over the estimated useful life as follows:
Software development cost	5 years

Schedule of property and equipment estimated useful life

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and fittings	3 years
Machineries	3 years
Office equipment & computers	1 year
Renovation	3 years